Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents
	December 31, 2020	December 31, 2019
	$	$
Cash	148,070	53,894
Short-term bank deposits	-	29,720
	148,070	83,614